Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 785	Royalties	CANADA	Animakee Wa Zhing [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 2
	22	Bonuses	CANADA	Animakee Wa Zhing [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 3
	257	Prod. Entitlements	CANADA	Anishinaabeg of Naongashiing [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 4
	243	Bonuses	CANADA	Anishinaabeg of Naongashiing [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 5
	10	Fees	CANADA	Big Grassy River First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 6
	279	Prod. Entitlements	CANADA	Big Grassy River First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 7
	80	Bonuses	CANADA	Metis Nation of Ontario [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 8
	1,996	Royalties	CANADA	Naicatchewenin First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 9
	19	Bonuses	CANADA	Naicatchewenin First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 10
	110	Prod. Entitlements	CANADA	Naotkamegwanning First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 11
	44	Bonuses	CANADA	Naotkamegwanning First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 12
	132	Prod. Entitlements	CANADA	Ojibways of Onigaming First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 13
	35	Bonuses	CANADA	Ojibways of Onigaming First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 14
	1,996	Taxes	CANADA	Rainy River First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 15
	19	Bonuses	CANADA	Rainy River First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 16
	798	Taxes	CANADA	Township of Chapple [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 17
	70	Fees	CANADA	Township of Chapple [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 18
	5,700	Royalties	CANADA	Stk'emlupsemc te Secwepemc Nation [Member]	New Afton [Member]	Gold, Copper [Member]	Underground Mining
#: 19
	3,340	Bonuses	CANADA	Stk'emlupsemc te Secwepemc Nation [Member]	New Afton [Member]	Gold, Copper [Member]	Underground Mining
#: 20
	3,131	Taxes	CANADA	Government of British Columbia [Member]	New Afton [Member]	Gold, Copper [Member]	Underground Mining
#: 21
	508	Fees	CANADA	Government of British Columbia [Member]	New Afton [Member]	Gold, Copper [Member]	Underground Mining
#: 22
	$ 407	Taxes	MEXICO	Government of Mexico - Ministry of Finance [Member]	CSP [Member]	Gold, Silver [Member]	Open Pit